GARTMORE  VARIABLE INSURANCE TRUST
1200  River  Road,  Suite  1000
Conshohocken,  PA  19428
Tel.  888  223  2116
Fax  484  530  1332
www.gartmore.us


October  7,  2003


VIA  EDGAR  SUBMISSION

U.S.  Securities  and  Exchange  Commission
450  Fifth  Street,  N.W.
Washington,  DC  20549

Subject:  Gartmore  Variable  Insurance Trust -- SEC File Nos. 2-73024, 811-3213

Dear  Sir  or  Madam:

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, this letter serves as certification that the forms of the Prospectus supplement and the Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in Post-Effective Amendment No. 68 to the Registration Statement of Gartmore Variable Insurance Trust. Post-Effective Amendment No. 68 became effective with the Securities and Exchange Commission on Wednesday, October 1, 2003.

     Please contact the undersigned at (614) 249-2019 with any questions. Thank you.


                         Very  truly  yours,

                         /s/  Elizabeth  A.  Davin
                              Elizabeth  A.  Davin,  Esq.
                              Assistant Secretary